Employee Benefit Expense (Tables)	12 Months Ended
Dec. 31, 2023
Employee Benefit Expense [Abstract]
Schedule Employee Benefit Expense
	Year ended December 31, 2023
	Cost of revenue	Operating expenses	Total
Wages and salaries	$4,106,694	$8,314,759	$12,421,453
Labor and health insurance fees	84,518	848,795	933,313
Pension	54,565	315,998	370,563
Share option expenses	-	203,676	203,676
Other personnel expenses	3,243	204,653	207,896
	$4,249,020	$9,887,881	$14,136,901
	Year ended December 31, 2022
	Cost of revenue	Operating expenses	Total
Wages and salaries	$202,983	$10,139,209	$10,342,192
Labor and health insurance fees	20,413	735,817	756,230
Pension	11,942	433,509	445,451
Share option expenses	-	346,122	346,122
Other personnel expenses	-	305,094	305,094
	$235,338	$11,959,751	$12,195,089
	Year ended December 31, 2021
	Cost of revenue	Operating expenses	Total
Wages and salaries	$219,051	$9,798,876	$10,017,927
Labor and health insurance fees	23,650	776,948	800,598
Pension	12,942	452,487	465,429
Share option expenses	-	375,941	375,941
Other personnel expenses	-	269,530	269,530
	$255,643	$11,673,782	$11,929,425